Summary of Significant Accounting Policies (Policies) - EBP 041	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
BASIS OF ACCOUNTING
Basis of Accounting
The accompanying financial statements of the Plan have been prepared in accordance with accounting principles generally accepted in the United States of America (generally accepted accounting principles or GAAP).

VALUATION OF INVESTMENTS AND INCOME RECOGNITION
Valuation of Investments and Income Recognition
The Plan’s investments are reported based on the fair values, net asset values or contract values of the underlying investments. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Investments in securities traded on national and over-the-counter exchanges are valued at the closing bid price of the security as of the last trading day of the year.
Investments in common/collective trust funds are stated at net asset value as determined by the issuer of the funds based on the underlying investments. The stable value fund is stated at contract value which is principal plus accrued interest, the value at which participants ordinarily transact (see Note 3).
Security transactions are recorded on the trade date. Distributions of stock, if any, to participants are recorded at the market value of such stock at the time of distribution. Interest income is recorded on the accrual basis. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year. Dividends are recorded on the ex-dividend date. Investment manager fees are netted against Plan investment income and are not separately reflected. Consequently, management fees and operating expenses are reflected as a reduction of investment return for such investments. Expenses incurred in connection with the transfer of securities, such as brokerage commissions and transfer taxes, are added to the cost of such securities or deducted from the proceeds thereof.

USE OF ESTIMATES
Use of Estimates and Risks and Uncertainties
The preparation of financial statements in conformity with GAAP requires Plan management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates. The Plan invests in various securities including corporate stock funds, mutual funds, a stable value fund, other domestic equities, and interests in common/collective trusts. Investment securities, in general, are exposed to various risks, such as interest rate risk, credit risk, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that the values of investment securities, including the value of the Company’s common stock, could decline in the near term and that such declines could materially affect the amounts reported in the Plan’s financial statements. Given volatility in financial markets, it is reasonably possible that investment values could decline in subsequent periods.
USE OF ESTIMATES AND RISKS AND UNCERTAINTIES
Use of Estimates and Risks and Uncertainties
The preparation of financial statements in conformity with GAAP requires Plan management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates. The Plan invests in various securities including corporate stock funds, mutual funds, a stable value fund, other domestic equities, and interests in common/collective trusts. Investment securities, in general, are exposed to various risks, such as interest rate risk, credit risk, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that the values of investment securities, including the value of the Company’s common stock, could decline in the near term and that such declines could materially affect the amounts reported in the Plan’s financial statements. Given volatility in financial markets, it is reasonably possible that investment values could decline in subsequent periods.
NOTES RECEIVABLE FROM PARTICIPANTS
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are recorded as distributions based upon the terms of the Plan.

EXCESS CONTRIBUTIONS PAYABLE
Excess Contributions Payable
The Plan is required to return contributions received during the Plan year in excess of the IRC limits. There were no excess contributions payable at December 31, 2025 or 2024.

PAYMENT OF BENEFITS	Payment of Benefits Benefits are recorded when paid. There were no participants who elected to withdraw from the Plan that had not been paid at December 31, 2025 or 2024.
ADMINISTRATIVE EXPENSES
Administrative Expenses
All reasonable expenses for administration of the Plan may be paid out of the Plan’s trust unless paid by the Company. Participants are assessed a flat fee of $7.50 per quarter to cover administrative expenses. Certain additional expenses relating to specific participant transactions (such as loan fees or distribution processing fees) or professional investment management services are charged directly to the participant’s account.